EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.55

Seller	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX		1865999	Closed	2024-09-09 13:56	2024-12-12 20:45	Waived	2 - Non-Material	Credit	Missing Doc	Missing Mortgage Riders - Prepayment Rider	Waived-Lender provided approved exception dated post consummation to allow for no PPP rider retroactive to new GL. All lender compensating factors have been documented and validated. - Due Diligence Vendor-09/10/2024 Ready for Review-Document Uploaded. - Buyer-09/10/2024 Open-Missing Mortgage Rider - Prepayment rider - Due Diligence Vendor-09/09/2024	FICO greater than minimum required LTV less than maximum required Reserves greater than required - 09/10/2024	Waived-Lender provided approved exception dated post consummation to allow for no PPP rider retroactive to new GL. All lender compensating factors have been documented and validated. - Due Diligence Vendor-09/10/2024	Exception.pdf		Reserves of 200 months > 12 months minimum DSCR of 1.46 > 1.00 minimum	AL	Investment	Purchase	NA	2333067	Investor Post-Close	No